UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.815813.107

ASNM-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount (000s)	Value (000s)
New York - 91.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,414
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,491
5% 12/1/22	1,000	1,223
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.) Series 2007 A1, 5% 8/1/12	500	505
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/20 (Pre-Refunded to 5/1/12 @ 100)	1,400	1,400
5.75% 5/1/21	1,755	1,755
5.75% 5/1/23	1,000	1,000
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	5,950	6,594
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,000	5,541
5.75% 5/1/23 (Pre-Refunded to 5/1/14 @ 100)	9,620	10,662
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	2,000	2,217
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	8,985	9,958
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,741
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,077
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100)	1,000	1,055
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,539
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,065
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,763
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,094
Series 2009 B, 5.25% 2/1/39	1,200	1,281
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,164
5.25% 7/1/18	1,090	1,252
5.25% 7/1/19	1,100	1,268
5.75% 7/1/39	6,500	7,017
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,068
5.75% 2/15/47	11,185	12,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	$ 1,040	$ 909
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	20,076
Series 2006 E, 5% 12/1/17	10,000	11,552
Series 2009 A:
5.75% 4/1/39	6,500	7,378
6.25% 4/1/33	1,655	1,961
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,649
5% 7/1/25	1,000	1,169
5% 7/1/26	1,150	1,332
5% 7/1/27	1,630	1,873
5% 7/1/28	1,015	1,167
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,026
5.75% 7/1/31	3,025	3,048
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,026
5.5% 7/1/23	5,000	5,042
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	3,000	3,226
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,015
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,728
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,010
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,496
5% 7/1/22	5,500	6,257
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,485
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	48
Series 2005 O, 5% 6/1/22	5,000	5,556
Series 2006 A, 5% 8/1/19	3,000	3,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,395	$ 2,714
Series 2008 A1, 5.25% 8/15/27	15,000	17,318
Series 2008 D1, 5.125% 12/1/23	5,000	5,873
Series 2012 E, 5% 8/1/22	22,900	28,202
Series 2012 F, 5% 8/1/23	11,000	13,397
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,826
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,074
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	9,975
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,266
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,053
Series 2002 A:
5.125% 6/15/34	16,500	16,579
5.125% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	995	1,000
5.125% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/12 @ 100)	3,205	3,224
Series 2003 E, 5% 6/15/34	2,000	2,079
Series 2005 D:
5% 6/15/37	16,090	17,434
5% 6/15/38	20,050	21,562
5% 6/15/39	3,755	4,037
5% 6/15/39	2,800	3,010
Series 2007 DD, 4.75% 6/15/36	1,000	1,061
Series 2008 AA, 5% 6/15/27	10,000	11,133
Series 2009 A, 5.75% 6/15/40	10,025	11,868
Series 2009 C, 5% 6/15/44	2,700	2,966
Series 2009 DD, 6% 6/15/40	1,115	1,332
Series 2009 EE, 5.25% 6/15/40	8,500	9,492
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,526
Series 2009 GG, 5.25% 6/15/40	10,000	11,167
Series 2009 GG1, 5.25% 6/15/32	5,000	5,709
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 EE:
5.375% 6/15/40	$ 2,310	$ 2,632
5.375% 6/15/43	16,435	18,696
5.5% 6/15/43	4,375	5,017
Series 2012 BB, 5.25% 6/15/44	2,330	2,626
Series 2012 CC, 5% 6/15/45	8,000	8,794
Series GG, 5% 6/15/43	2,700	2,956
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,175
Series 2008 S1, 5% 1/15/34	10,000	10,737
Series 2009 S1:
5.5% 7/15/31	5,000	5,714
5.5% 7/15/38	2,900	3,202
5.625% 7/15/38	2,900	3,239
Series 2009 S2, 6% 7/15/38	7,500	8,645
Series 2009 S3:
5.25% 1/15/26	1,000	1,157
5.25% 1/15/39	6,100	6,645
5.375% 1/15/34	13,435	15,046
Series 2009 S4:
5.5% 1/15/34	1,000	1,137
5.5% 1/15/39	6,700	7,422
5.75% 1/15/39	2,900	3,264
Series 2009 S5, 5.25% 1/15/39	10,180	11,064
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,936
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,759
Series 2004 B, 5% 8/1/32	5,000	5,178
Series 2004 C:
5% 2/1/28	15,000	15,946
5% 2/1/33 (FGIC Insured)	7,350	7,731
Series 2011 A, 5.5% 11/15/17 (FGIC Insured)	6,725	6,912
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100)	1,100	1,131
5% 2/1/31	19,515	19,977
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	510	528
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	2,810	2,982
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,617
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.: - continued
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	$ 5,500	$ 5,522
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	24,259
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	7,055
Series 2012 A, 5% 5/15/23	2,400	2,937
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	5,040
5% 12/15/31	10,000	11,213
Series 2006 D:
5% 3/15/20	3,500	4,062
5% 3/15/36	3,320	3,559
Series 2007 A:
5% 3/15/32	3,700	4,012
5% 3/15/37	1,700	1,813
Series 2008 A, 5% 3/15/24	5,000	5,869
Series 2008 B:
5.25% 3/15/38	1,500	1,667
5.75% 3/15/36	10,500	12,181
Series 2009 A:
5% 2/15/34	15,500	17,129
5% 2/15/39	20,355	22,145
5.25% 2/15/23	7,940	9,670
Series 2011 A, 5% 3/15/21	10,000	12,408
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	3,385	3,489
5.75% 7/1/13 (AMBAC Insured)	1,705	1,757
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,096
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,085
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,362
5% 7/1/37	6,000	6,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.):
Series 2009 A:
5% 7/1/22	$ 445	$ 538
5% 7/1/23	1,315	1,575
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,240
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,049
5% 7/1/17	2,080	2,363
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,471
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,875
5.5% 5/15/21 (AMBAC Insured)	10,000	12,258
5.5% 5/15/28	2,700	3,354
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,375	1,450
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,023
5% 7/1/14	1,510	1,642
5% 7/1/16	1,130	1,293
5% 7/1/20	5,435	5,991
Series 2007 A, 5% 7/1/12	1,530	1,541
Series 2007 B, 5.25% 7/1/24	100	110
Series 2011 A:
5.75% 7/1/31	4,000	4,519
6% 7/1/40	4,000	4,516
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,958
Series 2008 A, 5.25% 7/1/48	11,930	12,988
Series 2008 B, 5.25% 7/1/48	8,000	8,686
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,059
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,276
5% 5/1/21	1,315	1,478
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,661
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
6.125% 12/1/29	$ 1,000	$ 1,068
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,175
5% 7/1/21	1,500	1,750
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,483
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,038
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,516
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,651
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	510
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,354
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,917
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,485
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,774
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,272
5.5% 3/1/39	2,500	2,717
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,472
5% 7/1/39	19,005	19,904
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,679
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,141
6% 7/1/15	1,160	1,207
6% 7/1/16	1,230	1,277
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	45	45
5.375% 7/1/17 (AMBAC Insured)	20	20
Bonds Series 2002 B, 6%, tender 5/15/12 (a)	11,000	11,021
Series 1:
4% 7/1/21	1,000	1,141
5% 7/1/21	1,000	1,223
5% 7/1/23	1,350	1,634
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 30,260	$ 30,881
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,837
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,711
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,666
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,900
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,990
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,237
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,598
Series 2010 A:
5% 7/1/19	1,500	1,713
5% 7/1/21	7,000	7,920
5% 7/1/22	6,000	6,711
Series 2010, 5% 7/1/41	12,000	13,358
Series 2011 A:
5% 5/1/18	1,000	1,171
5% 5/1/20	5,590	6,633
5% 5/1/21	3,140	3,727
5% 5/1/22	2,350	2,754
Series A, 5.75% 7/1/18	5,000	5,703
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	503
Series 2002 D, 5.125% 6/15/31	6,900	6,933
Series 2003 I, 5% 6/15/24	2,000	2,094
Series 2004 F, 5% 6/15/34	4,825	5,149
Series 2004 D, 5% 2/15/34	12,150	13,030
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	65	65
Series E, 6.5% 6/15/14	60	60
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	760	787
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	$ 10,000	$ 10,850
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	10,000	10,777
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,923
Series 2009 A:
5.5% 11/15/39	10,400	11,427
5.625% 11/15/39	6,000	6,635
Series 2009 B, 5% 11/15/34	19,560	21,542
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,267
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	6,202
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,254
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,456
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,443
Series 2005 G, 5% 11/15/21	3,200	3,806
Series 2007 B:
5% 11/15/26	8,185	9,031
5% 11/15/28	2,235	2,401
Series 2008 A, 5.25% 11/15/36	15,000	16,122
Series 2008 C, 6.5% 11/15/28	9,670	12,248
Series 2011 A:
5% 11/15/18	1,000	1,197
5% 11/15/22	1,500	1,799
Series 2011 D:
5% 11/15/20	2,000	2,420
5% 11/15/24	6,590	7,729
5% 11/15/25	5,000	5,779
5.5% 11/15/18	2,000	2,302
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,414
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,811
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (a)	2,800	2,952
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (a)(b)	11,800	11,852
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	$ 2,050	$ 1,788
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	3,001
5.25% 1/1/27	6,570	7,291
Series 2007 H:
5% 1/1/21	5,755	6,701
5% 1/1/25	13,000	14,742
5% 1/1/26	4,000	4,462
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	11,093
5.5% 4/1/20 (AMBAC Insured)	27,375	34,472
Series 2007 B, 5% 4/1/27	6,750	7,466
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,995
5.25% 3/15/25	8,000	9,496
5.25% 3/15/26	12,080	14,284
Series 2010 A, 5% 3/15/21	10,000	12,370
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,873
Series 2011 A2:
5% 4/1/21	2,385	2,940
5% 4/1/23	6,000	7,234
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,772
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	5,177
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,054
5% 1/1/24 (FSA Insured)	5,975	6,806
Series 2011 A, 5% 3/15/22	10,000	12,308
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	113
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,151
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt. Series 1994: - continued
7.5% 3/1/17 (Escrowed to Maturity)	$ 100	$ 132
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,341
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,036
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,508
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	713
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,112
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100)	4,305	4,429
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (Pre-Refunded to 6/15/12 @ 100)	1,130	1,136
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,413
5.25% 6/1/22 (AMBAC Insured)	8,070	8,454
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	955	959
5.5% 6/1/19	4,600	4,857
Series 2003 B, 5.5% 6/1/18	1,250	1,255
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	2,550	2,561
Series 2003, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	2,045	2,053
Series 2003B 1C:
5.5% 6/1/19	13,620	14,380
5.5% 6/1/20	16,000	16,886
5.5% 6/1/21	12,070	12,703
5.5% 6/1/22	9,700	10,210
Series 2011, 5% 6/1/16	16,215	18,583
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,819
Series 2007 A, 5% 11/15/27	6,410	7,297
Series 2008 A:
5% 11/15/37	22,500	24,836
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.): - continued
Series 2008 A:
5.25% 11/15/38	$ 14,500	$ 16,229
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,503
5.125% 9/1/40	8,055	8,638
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,319
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,267
6% 6/1/41	5,000	5,441
		1,792,989
New York & New Jersey - 3.7%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,011
136th Series, 5.25% 11/1/16 (b)	4,510	4,920
141st Series:
5% 9/1/18 (b)	6,045	6,677
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,992
147th Series, 5% 10/15/17 (b)	5,000	5,798
163rd Series, 5% 7/15/35	25,000	28,050
166th Series, 5% 1/15/41	5,400	5,981
85th Series, 5.375% 3/1/28	6,280	7,757
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,528
		72,714
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,089
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,100
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,675
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	$ 1,500	$ 1,572
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,141
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,124
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	6,512
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	251
0% 8/1/47 (AMBAC Insured)	2,400	322
Series 2009 A, 6% 8/1/42	2,900	3,250
		28,688
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,427
5% 10/1/17	2,750	3,039
		7,466
TOTAL MUNICIPAL BONDS (Cost $1,780,502)		1,901,857
Municipal Notes - 0.3%

New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12 (Cost $5,410)	5,400	5,413
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,785,912)		1,907,270
NET OTHER ASSETS (LIABILITIES) - 3.2%		63,780
NET ASSETS - 100%		$ 1,971,050
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $1,785,890,000. Net unrealized appreciation aggregated $121,380,000, of which $121,950,000 related to appreciated investment securities and $570,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

April 30, 2012

1.800351.108

NFY-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount (000s)	Value (000s)
New York - 91.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,414
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,491
5% 12/1/22	1,000	1,223
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.) Series 2007 A1, 5% 8/1/12	500	505
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/20 (Pre-Refunded to 5/1/12 @ 100)	1,400	1,400
5.75% 5/1/21	1,755	1,755
5.75% 5/1/23	1,000	1,000
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	5,950	6,594
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,000	5,541
5.75% 5/1/23 (Pre-Refunded to 5/1/14 @ 100)	9,620	10,662
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	2,000	2,217
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	8,985	9,958
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,741
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,077
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100)	1,000	1,055
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,539
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,065
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,763
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,094
Series 2009 B, 5.25% 2/1/39	1,200	1,281
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,164
5.25% 7/1/18	1,090	1,252
5.25% 7/1/19	1,100	1,268
5.75% 7/1/39	6,500	7,017
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,068
5.75% 2/15/47	11,185	12,657
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	$ 1,040	$ 909
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	20,076
Series 2006 E, 5% 12/1/17	10,000	11,552
Series 2009 A:
5.75% 4/1/39	6,500	7,378
6.25% 4/1/33	1,655	1,961
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,649
5% 7/1/25	1,000	1,169
5% 7/1/26	1,150	1,332
5% 7/1/27	1,630	1,873
5% 7/1/28	1,015	1,167
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,026
5.75% 7/1/31	3,025	3,048
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,026
5.5% 7/1/23	5,000	5,042
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	3,000	3,226
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,015
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,728
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,010
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,496
5% 7/1/22	5,500	6,257
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,485
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	48
Series 2005 O, 5% 6/1/22	5,000	5,556
Series 2006 A, 5% 8/1/19	3,000	3,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,395	$ 2,714
Series 2008 A1, 5.25% 8/15/27	15,000	17,318
Series 2008 D1, 5.125% 12/1/23	5,000	5,873
Series 2012 E, 5% 8/1/22	22,900	28,202
Series 2012 F, 5% 8/1/23	11,000	13,397
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,826
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,074
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	9,975
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,266
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,053
Series 2002 A:
5.125% 6/15/34	16,500	16,579
5.125% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	995	1,000
5.125% 6/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/15/12 @ 100)	3,205	3,224
Series 2003 E, 5% 6/15/34	2,000	2,079
Series 2005 D:
5% 6/15/37	16,090	17,434
5% 6/15/38	20,050	21,562
5% 6/15/39	3,755	4,037
5% 6/15/39	2,800	3,010
Series 2007 DD, 4.75% 6/15/36	1,000	1,061
Series 2008 AA, 5% 6/15/27	10,000	11,133
Series 2009 A, 5.75% 6/15/40	10,025	11,868
Series 2009 C, 5% 6/15/44	2,700	2,966
Series 2009 DD, 6% 6/15/40	1,115	1,332
Series 2009 EE, 5.25% 6/15/40	8,500	9,492
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,526
Series 2009 GG, 5.25% 6/15/40	10,000	11,167
Series 2009 GG1, 5.25% 6/15/32	5,000	5,709
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 EE:
5.375% 6/15/40	$ 2,310	$ 2,632
5.375% 6/15/43	16,435	18,696
5.5% 6/15/43	4,375	5,017
Series 2012 BB, 5.25% 6/15/44	2,330	2,626
Series 2012 CC, 5% 6/15/45	8,000	8,794
Series GG, 5% 6/15/43	2,700	2,956
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,175
Series 2008 S1, 5% 1/15/34	10,000	10,737
Series 2009 S1:
5.5% 7/15/31	5,000	5,714
5.5% 7/15/38	2,900	3,202
5.625% 7/15/38	2,900	3,239
Series 2009 S2, 6% 7/15/38	7,500	8,645
Series 2009 S3:
5.25% 1/15/26	1,000	1,157
5.25% 1/15/39	6,100	6,645
5.375% 1/15/34	13,435	15,046
Series 2009 S4:
5.5% 1/15/34	1,000	1,137
5.5% 1/15/39	6,700	7,422
5.75% 1/15/39	2,900	3,264
Series 2009 S5, 5.25% 1/15/39	10,180	11,064
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,936
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,759
Series 2004 B, 5% 8/1/32	5,000	5,178
Series 2004 C:
5% 2/1/28	15,000	15,946
5% 2/1/33 (FGIC Insured)	7,350	7,731
Series 2011 A, 5.5% 11/15/17 (FGIC Insured)	6,725	6,912
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100)	1,100	1,131
5% 2/1/31	19,515	19,977
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	510	528
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	2,810	2,982
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,617
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.: - continued
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	$ 5,500	$ 5,522
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	24,259
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	7,055
Series 2012 A, 5% 5/15/23	2,400	2,937
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	5,040
5% 12/15/31	10,000	11,213
Series 2006 D:
5% 3/15/20	3,500	4,062
5% 3/15/36	3,320	3,559
Series 2007 A:
5% 3/15/32	3,700	4,012
5% 3/15/37	1,700	1,813
Series 2008 A, 5% 3/15/24	5,000	5,869
Series 2008 B:
5.25% 3/15/38	1,500	1,667
5.75% 3/15/36	10,500	12,181
Series 2009 A:
5% 2/15/34	15,500	17,129
5% 2/15/39	20,355	22,145
5.25% 2/15/23	7,940	9,670
Series 2011 A, 5% 3/15/21	10,000	12,408
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	3,385	3,489
5.75% 7/1/13 (AMBAC Insured)	1,705	1,757
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,096
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,085
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,362
5% 7/1/37	6,000	6,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.):
Series 2009 A:
5% 7/1/22	$ 445	$ 538
5% 7/1/23	1,315	1,575
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,240
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,049
5% 7/1/17	2,080	2,363
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,471
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,875
5.5% 5/15/21 (AMBAC Insured)	10,000	12,258
5.5% 5/15/28	2,700	3,354
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,375	1,450
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,023
5% 7/1/14	1,510	1,642
5% 7/1/16	1,130	1,293
5% 7/1/20	5,435	5,991
Series 2007 A, 5% 7/1/12	1,530	1,541
Series 2007 B, 5.25% 7/1/24	100	110
Series 2011 A:
5.75% 7/1/31	4,000	4,519
6% 7/1/40	4,000	4,516
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,958
Series 2008 A, 5.25% 7/1/48	11,930	12,988
Series 2008 B, 5.25% 7/1/48	8,000	8,686
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,059
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,276
5% 5/1/21	1,315	1,478
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,661
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
6.125% 12/1/29	$ 1,000	$ 1,068
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,175
5% 7/1/21	1,500	1,750
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,483
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,038
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,516
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,651
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	510
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,354
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,917
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,485
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,774
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,272
5.5% 3/1/39	2,500	2,717
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,472
5% 7/1/39	19,005	19,904
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,679
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,141
6% 7/1/15	1,160	1,207
6% 7/1/16	1,230	1,277
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	45	45
5.375% 7/1/17 (AMBAC Insured)	20	20
Bonds Series 2002 B, 6%, tender 5/15/12 (a)	11,000	11,021
Series 1:
4% 7/1/21	1,000	1,141
5% 7/1/21	1,000	1,223
5% 7/1/23	1,350	1,634
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 30,260	$ 30,881
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,837
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,711
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,666
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,900
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,990
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,237
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,598
Series 2010 A:
5% 7/1/19	1,500	1,713
5% 7/1/21	7,000	7,920
5% 7/1/22	6,000	6,711
Series 2010, 5% 7/1/41	12,000	13,358
Series 2011 A:
5% 5/1/18	1,000	1,171
5% 5/1/20	5,590	6,633
5% 5/1/21	3,140	3,727
5% 5/1/22	2,350	2,754
Series A, 5.75% 7/1/18	5,000	5,703
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	503
Series 2002 D, 5.125% 6/15/31	6,900	6,933
Series 2003 I, 5% 6/15/24	2,000	2,094
Series 2004 F, 5% 6/15/34	4,825	5,149
Series 2004 D, 5% 2/15/34	12,150	13,030
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	65	65
Series E, 6.5% 6/15/14	60	60
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	760	787
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	$ 10,000	$ 10,850
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	10,000	10,777
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,923
Series 2009 A:
5.5% 11/15/39	10,400	11,427
5.625% 11/15/39	6,000	6,635
Series 2009 B, 5% 11/15/34	19,560	21,542
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,267
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	6,202
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,254
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,456
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,443
Series 2005 G, 5% 11/15/21	3,200	3,806
Series 2007 B:
5% 11/15/26	8,185	9,031
5% 11/15/28	2,235	2,401
Series 2008 A, 5.25% 11/15/36	15,000	16,122
Series 2008 C, 6.5% 11/15/28	9,670	12,248
Series 2011 A:
5% 11/15/18	1,000	1,197
5% 11/15/22	1,500	1,799
Series 2011 D:
5% 11/15/20	2,000	2,420
5% 11/15/24	6,590	7,729
5% 11/15/25	5,000	5,779
5.5% 11/15/18	2,000	2,302
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,414
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,811
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (a)	2,800	2,952
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (a)(b)	11,800	11,852
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	$ 2,050	$ 1,788
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	3,001
5.25% 1/1/27	6,570	7,291
Series 2007 H:
5% 1/1/21	5,755	6,701
5% 1/1/25	13,000	14,742
5% 1/1/26	4,000	4,462
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	11,093
5.5% 4/1/20 (AMBAC Insured)	27,375	34,472
Series 2007 B, 5% 4/1/27	6,750	7,466
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,995
5.25% 3/15/25	8,000	9,496
5.25% 3/15/26	12,080	14,284
Series 2010 A, 5% 3/15/21	10,000	12,370
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,873
Series 2011 A2:
5% 4/1/21	2,385	2,940
5% 4/1/23	6,000	7,234
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,772
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	5,177
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,054
5% 1/1/24 (FSA Insured)	5,975	6,806
Series 2011 A, 5% 3/15/22	10,000	12,308
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	113
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,151
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls City Niagara County Pub. Impt. Series 1994: - continued
7.5% 3/1/17 (Escrowed to Maturity)	$ 100	$ 132
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,341
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,036
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,508
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	713
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,112
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100)	4,305	4,429
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (Pre-Refunded to 6/15/12 @ 100)	1,130	1,136
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,413
5.25% 6/1/22 (AMBAC Insured)	8,070	8,454
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	955	959
5.5% 6/1/19	4,600	4,857
Series 2003 B, 5.5% 6/1/18	1,250	1,255
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	2,550	2,561
Series 2003, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	2,045	2,053
Series 2003B 1C:
5.5% 6/1/19	13,620	14,380
5.5% 6/1/20	16,000	16,886
5.5% 6/1/21	12,070	12,703
5.5% 6/1/22	9,700	10,210
Series 2011, 5% 6/1/16	16,215	18,583
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,819
Series 2007 A, 5% 11/15/27	6,410	7,297
Series 2008 A:
5% 11/15/37	22,500	24,836
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.): - continued
Series 2008 A:
5.25% 11/15/38	$ 14,500	$ 16,229
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,503
5.125% 9/1/40	8,055	8,638
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,319
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,267
6% 6/1/41	5,000	5,441
		1,792,989
New York & New Jersey - 3.7%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,011
136th Series, 5.25% 11/1/16 (b)	4,510	4,920
141st Series:
5% 9/1/18 (b)	6,045	6,677
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,992
147th Series, 5% 10/15/17 (b)	5,000	5,798
163rd Series, 5% 7/15/35	25,000	28,050
166th Series, 5% 1/15/41	5,400	5,981
85th Series, 5.375% 3/1/28	6,280	7,757
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,528
		72,714
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,089
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,100
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,675
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	$ 1,500	$ 1,572
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,141
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,124
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	6,512
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	251
0% 8/1/47 (AMBAC Insured)	2,400	322
Series 2009 A, 6% 8/1/42	2,900	3,250
		28,688
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,427
5% 10/1/17	2,750	3,039
		7,466
TOTAL MUNICIPAL BONDS (Cost $1,780,502)		1,901,857
Municipal Notes - 0.3%

New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12 (Cost $5,410)	5,400	5,413
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,785,912)		1,907,270
NET OTHER ASSETS (LIABILITIES) - 3.2%		63,780
NET ASSETS - 100%		$ 1,971,050
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $1,785,890,000. Net unrealized appreciation aggregated $121,380,000, of which $121,950,000 related to appreciated investment securities and $570,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012